FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	Rp 276,158
Assets at end of period	274,817	$ 17,651	Rp 276,158
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	4,762		1,962
Profit or loss	313		936
Other comprehensive income	(31)
Purchase/addition	1,338		2,068
Settlement/deduction	(24)		(204)
Assets at end of period	Rp 6,358		Rp 4,762